Financial risk management - Capital risk (Details) € in Thousands, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Financial risk management
Cash and cash equivalents	€ 991,609	$ 576.1	€ 331,282	€ 281,040	€ 190,867
Total capital	€ 2,062,900